Supplemental Guarantor Information - Consolidated Statement of Income Statements (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) [1]	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)		Dec. 31, 2018 MXN ($)
Condensed Income Statements, Captions [Line Items]
Total revenues	$ 9,231	$ 183,615	$ 194,471	[2]	$ 182,342
Cost of goods sold	5,068	100,804	106,964	[2]	98,404
Gross profit	4,163	82,811	87,507	[2]	83,938
Administrative expenses	397	7,891	8,427	[2]	7,999
Selling expenses	2,441	48,553	52,110	[2]	49,925
Other expenses (income), net		3,611	2,490		1,881
Interest expense, net		6,847	5,674		6,564
Foreign exchange gain (loss), net	0	4	(330)	[2]	(277)
Other financing income (expense), net		164	(67)		(102)
Income taxes	273	5,428	5,648	[2]	5,260
Share in the (loss) of equity accounted investees, net of taxes	(14)	(281)	(131)	[2]	(226)
Net income from continuing operations	521	10,368	12,630	[2]	11,704
Net income after tax from discontinued operations	0	0	0	[2]	3,366
CONSOLIDATED NET INCOME	521	10,368	12,630	[2],[3]	15,070
Equity holders of the parent- continuing	518	10,307	12,101	[2]	10,936
Equity holders of the parent- discontinued operations	0	0	0	[2]	2,975
Non-controlling interest- continuing	3	61	529	[2]	768
Non-controlling interest discontinued	$ 0	0	0	[2]	391
Parent
Condensed Income Statements, Captions [Line Items]
Total revenues		1	2		1
Cost of goods sold		0	0		0
Gross profit		1	2		1
Administrative expenses		531	404		135
Selling expenses		0	0		0
Other expenses (income), net		(7)	3		0
Interest expense, net		4,445	4,568		4,425
Foreign exchange gain (loss), net		(1,593)	379		(98)
Other financing income (expense), net		0	0		0
Income taxes		424	(1,105)		(731)
Share in the (loss) of equity accounted investees, net of taxes		17,292	15,590		17,833
Net income from continuing operations		10,307	12,101		13,909
Net income after tax from discontinued operations					0
CONSOLIDATED NET INCOME		10,307	12,101		13,909
Equity holders of the parent- continuing		10,307	12,101		13,909
Equity holders of the parent- discontinued operations					0
Non-controlling interest- continuing		0	0		0
Non-controlling interest discontinued					0
Combined Wholly-owned Guarantors Subsidiaries
Condensed Income Statements, Captions [Line Items]
Total revenues		90,022	96,169		86,736
Cost of goods sold		49,426	54,714		49,104
Gross profit		40,596	41,455		37,632
Administrative expenses		3,087	3,194		5,403
Selling expenses		21,461	24,308		22,814
Other expenses (income), net		1,354	1,579		627
Interest expense, net		3,171	3,745		3,514
Foreign exchange gain (loss), net		12	(80)		(91)
Other financing income (expense), net		0	0		0
Income taxes		3,696	2,536		1,455
Share in the (loss) of equity accounted investees, net of taxes		10,054	11,676		14,732
Net income from continuing operations		17,893	17,689		18,460
Net income after tax from discontinued operations					0
CONSOLIDATED NET INCOME		17,893	17,689		18,460
Equity holders of the parent- continuing		17,893	17,689		18,460
Equity holders of the parent- discontinued operations					0
Non-controlling interest- continuing		0	0		0
Non-controlling interest discontinued					0
Combined non-guarantor Subsidiaries
Condensed Income Statements, Captions [Line Items]
Total revenues		145,980	155,767		165,325
Cost of goods sold		95,620	101,268		108,671
Gross profit		50,360	54,499		56,654
Administrative expenses		7,843	7,815		8,054
Selling expenses		31,668	33,265		31,867
Other expenses (income), net		2,264	908		1,254
Interest expense, net		(769)	(2,639)		(1,375)
Foreign exchange gain (loss), net		1,585	(629)		(88)
Other financing income (expense), net		164	(67)		(102)
Income taxes		1,308	4,217		4,536
Share in the (loss) of equity accounted investees, net of taxes		(185)	48		105
Net income from continuing operations		9,610	10,285		12,231
Net income after tax from discontinued operations					3,366
CONSOLIDATED NET INCOME		9,610	10,285		15,597
Equity holders of the parent- continuing		9,549	9,756		11,463
Equity holders of the parent- discontinued operations					2,975
Non-controlling interest- continuing		61	529		768
Non-controlling interest discontinued					391
Eliminations
Condensed Income Statements, Captions [Line Items]
Total revenues		(52,388)	(57,467)		(69,720)
Cost of goods sold		(44,242)	(49,018)		(59,371)
Gross profit		(8,146)	(8,449)		(10,349)
Administrative expenses		(3,570)	(2,986)		(5,593)
Selling expenses		(4,576)	(5,463)		(4,756)
Other expenses (income), net		0	0		0
Interest expense, net		0	0		0
Foreign exchange gain (loss), net		0	0		0
Other financing income (expense), net		0	0		0
Income taxes		0	0		0
Share in the (loss) of equity accounted investees, net of taxes		(27,442)	(27,445)		(32,896)
Net income from continuing operations		(27,442)	(27,445)		(32,896)
Net income after tax from discontinued operations					0
CONSOLIDATED NET INCOME		(27,442)	(27,445)		(32,896)
Equity holders of the parent- continuing		(27,442)	(27,445)		(32,896)
Equity holders of the parent- discontinued operations					0
Non-controlling interest- continuing		$ 0	$ 0		0
Non-controlling interest discontinued					$ 0

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated – See note 3.18
[3]	The Company initially adopted IFRS 16 at January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 3.18